Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	¥ 506,528	$ 75,623	¥ 393,226	¥ 969,973	$ 144,813	¥ 758,257
Showself [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL				282,856	42,229	285,701
Lehai [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL				130,411	19,470	109,895
Haixiu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL				167,450	25,000	166,117
Beelive [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL				243,522	36,357	189,121
Hongren [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL				130,911	19,544
Technical Services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL				¥ 14,823	$ 2,213	¥ 7,423